Notes Receivables	6 Months Ended
Jun. 30, 2024
Notes Receivables [Abstract]
NOTES RECEIVABLES

NOTE 4 — NOTES RECEIVABLES

Notes receivable consisted of the following bank acceptance notes:

	June 30,	December 31,
	2024	2023
Due in the first quarter of 2024	$-	$70,830
Due in the second quarter of 2024	-	165,824
Due in the third quarter of 2024	461,314	-
Due in the fourth quarter of 2024	1,421,589
Total	$1,882,903	$236,654

Notes receivables are received from customers for the purchase of the Company’s products and are issued by financial institutions that entitle the Company to receive the full-face amounts from the financial institution at maturity, which bears no interest and generally ranges from six to twelve months from the date of issuance.